5. Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Major classes of bank premises and equipment
	2013	2012

Buildings and improvements	$10,896,563	$10,762,761
Land and land improvements	2,408,921	2,403,921
Furniture and equipment	7,797,907	7,340,676
Leasehold improvements	1,316,386	1,302,395
Capital leases	976,907	976,907
Other prepaid assets	28,661	175,507
	23,425,345	22,962,167
Less accumulated depreciation and amortization	(11,701,877)	(10,718,847)
	$11,723,468	$12,243,320

Minimum future rental payments
2014	$153,900
2015	129,845
2016	61,817
2017	6,817
2018	6,817
$359,196

Future Minimum Lease Payments for Capital Leases
2014	$126,255
2015	129,755
2016	129,755
2017	133,255
2018	138,155
Subsequent to 2018	282,501
Total minimum lease payments	939,676
Less amount representing interest	(228,634)
Present value of net minimum lease payments	$711,042